Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	0.76
Maximum Aggregate Offering Price	$ 3,040,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 419.82
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, the registration statement on Form S-8 to which this exhibit relates (the "Registration Statement") shall also cover any additional shares of Castellum, Inc.'s (the "Registrant") Common Stock, par value $0.0001 per share ("Common Stock"), which become issuable under the Castellum, Inc. Third Amended 2021 Stock Incentive Plan pursuant to the Registration Statement by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act of 1933, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on the NYSE American on May 26, 2026.